Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and the Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Dec. 31, 2011	Mar. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	¥ 180,692	¥ 337,103
Less than 12 months Gross unrealized losses	(10,783)	(6,680)
12 months or more Fair value	71,842	83,545
12 months or more Gross unrealized losses	(5,931)	(4,925)
Total Fair value	252,534	420,648
Total Gross unrealized losses	(16,714)	(11,605)
Available-for-sale securities
Investments, Unrealized Loss Position [Line Items]
Total Gross unrealized losses	(16,714)	(11,605)
Available-for-sale securities | Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	54,383	63,438
Less than 12 months Gross unrealized losses	(6)	(169)
Total Fair value	54,383	63,438
Total Gross unrealized losses	(6)	(169)
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	15,507	22,444
Less than 12 months Gross unrealized losses	(66)	(92)
Total Fair value	15,507	22,444
Total Gross unrealized losses	(66)	(92)
Available-for-sale securities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	67,631	184,185
Less than 12 months Gross unrealized losses	(3,788)	(2,071)
12 months or more Fair value	16,885	1,980
12 months or more Gross unrealized losses	(203)	(20)
Total Fair value	84,516	186,165
Total Gross unrealized losses	(3,991)	(2,091)
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	900	49,180
Less than 12 months Gross unrealized losses		(2,025)
12 months or more Fair value	32,483	49,398
12 months or more Gross unrealized losses	(634)	(1,100)
Total Fair value	33,383	98,578
Total Gross unrealized losses	(634)	(3,125)
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	23,252	6,660
Less than 12 months Gross unrealized losses	(117)	(853)
12 months or more Fair value	13,149	24,288
12 months or more Gross unrealized losses	(3,320)	(2,990)
Total Fair value	36,401	30,948
Total Gross unrealized losses	(3,437)	(3,843)
Available-for-sale securities | Other Debt Securities
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value		2,988
12 months or more Gross unrealized losses		(12)
Total Fair value		2,988
Total Gross unrealized losses		(12)
Available-for-sale securities | Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	19,019	11,196
Less than 12 months Gross unrealized losses	(6,806)	(1,470)
12 months or more Fair value	9,325	4,891
12 months or more Gross unrealized losses	(1,774)	(803)
Total Fair value	28,344	16,087
Total Gross unrealized losses	¥ (8,580)	¥ (2,273)